SCOPE OF CONSOLIDATION - Narrative (Details) - Ferrari International Cars Trading (Shanghai) Co. L.t.d.	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	20.00%	20.00%
Shares held by the Group (percent)	80.00%	80.00%